Subsequent Events - Schedule of Debentures Issued (Details) - BRL (R$) R$ in Thousands	Apr. 11, 2025	Mar. 18, 2025	Dec. 27, 2024	Sep. 27, 2024
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares			200,000
Debenture			R$ 200,000
Debenture rate			0.47%
Maturity term			5 years
Debt Amortization Period			36 th , 48 th e 60 th months
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term		1826 days
First Series
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares				1,000,000
Debenture				R$ 1,000,000,000
Debenture rate				0.55%
Maturity term				7 years
Debt Amortization Period				72 th e 84 th months
First Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term		2557 days
Second Series
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares				1,500,000
Debenture				R$ 1,500,000,000
Debenture rate				6.5769%
Maturity term				12 years
Debt Amortization Period				132 th e 144 th months
Second Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term		5479 days
Unsecured Debentures Tenth Issue Member | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares		625,000
Debenture		R$ 625,000
Debenture rate		0.64%
Maturity Terms		1,826 days
Debt Amortization Period		48th and 60th month
Unsecured Debentures Twelth Issue Member | First Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares		1,640,000
Debenture		R$ 1,640,000
Debenture rate		0.86%
Maturity Terms		2,557 days
Debt Amortization Period		72nd and 84th month
Unsecured Debentures Twelth Issue Member | Second Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares		860,000
Debenture		R$ 860,000
Debenture rate		7.5467%
Maturity Terms		5,479 days
Debt Amortization Period		156th, 168th and 180th month
Unsecured Debentures 13th Issue [Member] | First Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares	1,143,000
Debenture	R$ 1,143
Debenture rate	0.64%
Maturity Terms	1,831 days
Debt Amortization Period	48th and 60th months
Unsecured Debentures 13th Issue [Member] | Second Series | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares	752,000
Debenture	R$ 752,000
Debenture rate	0.80%
Maturity Terms	2,562 days
Debt Amortization Period	72nd and 84th months